Consolidated Statements Of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement Of Stockholders Equity [Abstract]
Dividends to shareholders, per common share	$ 0.51	$ 1.65